Basic and Diluted Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Profit or loss [abstract]
Schedule of Basic and Diluted Loss Per Share

The calculation of basic and diluted loss per share for the year ended December 31, 2018 and 2017 was based on the following:

	2018	2017
Loss attributable to common shareholders	$15,957	$64,865
Weighted average number of common shares outstanding (000s)	312,265	300,511